Income Tax Benefit/(Expense) (Tables)	12 Months Ended
Jun. 30, 2019
Major Components Of Tax Expense Income [Abstract]
Summary of Reconciliation of Income Tax to Prima Facie Tax Payable
		Year Ended June 30,
	(in U.S. dollars, in thousands)	2019	2018	2017
(a)	Reconciliation of income tax to prima facie tax payable
	Loss from continuing operations before income tax	(98,754)	(65,977)	(90,215)
	Tax benefit at the Australian tax rate of 30% (2018: 30%)	(29,626)	(19,793)	(27,065)
	Tax effect of amounts which are not deductible/(exempt) in calculating taxable income:
	Share-based payments expense	1,221	1,544	1,488
	Research and development tax concessions	(1,486)	537	2,442
	Foreign exchange translation gains/(losses)	(15)	(242)	—
	Contingent consideration	1,880	(3,162)	39
	Other sundry items	91	1,011	497
	Current year tax expense/(benefit)	(27,935)	(20,105)	(22,599)
	Adjustments for current tax of prior periods	(18,412)	(3,616)	(5,870)
	Differences in overseas tax rates	24,458	5,259	7,797
	Tax benefit not recognized	12,934	11,065	7,272
	Change in tax rate on Deferred tax assets	—	27,471	—
	Change in tax rate on Deferred tax liability	—	(50,761)	—
	Previously unrecognized tax losses now recouped to reduce deferred tax expense/(benefit)	—	—	—
	Income tax expense/(benefit) attributable to loss before income tax	(8,955)	(30,687)	(13,400)

Summary of Income tax benefit/(expense)
		Year Ended June 30,
	(in U.S. dollars, in thousands)	2019	2018	2017
(b)	Income tax expense
	Current tax
	Current tax	—	—	—
	Total current tax expense	—	—	—

	Deferred tax
	(Increase)/decrease in deferred tax assets	(8,856)	20,183	(13,204)
	(Decrease)/increase in deferred tax liabilities	(99)	(50,870)	(196)
	Total deferred tax (benefit)	(8,955)	(30,687)	(13,400)
	Income tax (benefit)	(8,955)	(30,687)	(13,400)

Summary of Amounts That Would Be Recognized Directly in Equity if Brought to Account
		Year Ended June 30,
	(in U.S. dollars, in thousands)	2019	2018	2017
(c)	Amounts that would be recognized directly in equity if brought to account

Aggregate current and deferred tax arising in the reporting

   period and not recognized in net loss or other

   comprehensive income but which would have been

   directly applied to equity had it been brought to account:

	Current tax recorded in equity (if brought to account)	(390)	(1,059)	(764)
	Deferred tax recorded in equity (if brought to account)	879	877	960
		489	(182)	196

Summary of Amounts That Would Be Recognized Directly in Equity
Year Ended June 30,
	(in U.S. dollars, in thousands)	2019	2018	2017
(d)	Amounts recognized directly in equity
Aggregate current and deferred tax arising in the reporting period and not recognized in net loss or other comprehensive income but debited/credited to equity
	Current tax recorded in equity	—	—	—
	Deferred tax recorded in equity	—	—	—

Summary of Deferred Tax Assets Not Brought to Account
		As of June 30,
	(in U.S. dollars, in thousands)	2019	2018	2017
(e)	Deferred tax assets not brought to account
	Unused tax losses
	Potential tax benefit at local tax rates	51,807	41,501	34,896
	Other temporary differences
	Potential tax benefit at local tax rates	3,130	3,704	3,908
	Other tax credits
	Potential tax benefit at local tax rates	3,220	3,220	—
		58,157	48,425	38,804